Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 178	$ 116
Inventory in progress	1,658	1,299
Finished goods	4,673	4,389
Net – advances from customers	(942)	(933)
Inventories	$ 5,567	$ 4,871